S-K 1603(b) Conflicts of Interest	Dec. 15, 2025
Over-Allotment Option [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our insiders will directly or indirectly own 1,725,000 insider shares (up to 225,000 shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised) and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
Sponsor [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	The $0.0145 per share price that our sponsor paid for the insider shares creates an incentive whereby our sponsor could potentially make a substantial profit even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors.
Business Combination [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	In the event we do not consummate a business combination within the proscribed period, the insider shares, private shares will expire worthless, which could create an incentive our insiders to complete any transaction, regardless of its ultimate value.
Initial Business Combination [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
Insider Shares [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	The insider shares owned by our sponsor will be released from lock-up restrictions only if a business combination is successfully completed and subject to certain other limitations. Additionally, our sponsor will not receive distributions from the trust account with respect to any of their insider shares if we do not complete a business combination. Furthermore, our sponsor has agreed that the private shares will not be sold or transferred by it until after we have completed our initial business combination. In addition, our insiders may loan funds to us after this offering and may be owed reimbursement for expenses incurred in connection with certain activities on our behalf which would only be repaid if we complete an initial business combination. For the foregoing reasons, the personal and financial interests of our directors and executive officers may influence their motivation in identifying and selecting a target business, completing a business combination in a timely manner and securing the release of their shares.
Business or Investment Ventures [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Although none of our insiders is involved in any special purpose acquisition companies except us, our sponsor, officers and directors may in the future sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination.
Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities. Other than the foregoing, we do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he or she may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.
Investment and Business Opportunities [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to our company as well as the other entities with which they are affiliated. Our management has pre-existing fiduciary duties and contractual obligations and may have conflicts of interest in determining to which entity a particular business opportunity should be presented. As a result, our officers or directors may present a potential target to our competitor that would have been presented to us or devote time to our affairs which may have a negative impact on our ability to complete our initial business combination.

Blank Check Companies [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our insiders are not prohibited from sponsoring, or otherwise becoming involved with, any other blank check companies prior to completing our initial business combination. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity that is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such opportunity to such entity and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under Cayman Islands law. We do not believe, however, that any fiduciary duties or contractual obligations of our directors or officers would materially undermine our ability to complete our business combination. In the case that our sponsor, directors, and officers sponsor, or otherwise become involved with, any other SPACs prior to completing our initial business combination in the future, we expect that our company will generally have priority over any other special purpose acquisition companies subsequently formed by our sponsor, officers or directors with respect to acquisition opportunities until we complete our initial business combination or enter into a contractual agreement that would restrict our ability to engage in material discussions regarding a potential initial business combination, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.